Vessels, net (Details) - USD ($)				9 Months Ended
	Sep. 21, 2022	Sep. 20, 2022	Jun. 13, 2022	Dec. 31, 2021
Vessels
Vessels, net
Additions and improvements				$ 42,000
M/V Baltimore
Vessels, net
Agreed purchase price in memorandum of agreement			$ 22,000,000
Percentage of advance for vessel			20.00%
Payments of advances for vessel acquisitions			$ 4,400,000
Series D Preferred Stock
Vessels, net
Vessel acquisitions, equity issued, number of Shares	25,000
Series D Preferred Stock | M/V Baltimore
Vessels, net
Non-cash payments of remaining amount for vessel acquisition		$ 17,600,000
Vessel acquisitions, equity issued, number of Shares		25,000
Vessel cost including fair-value of non-cash consideration		$ 22,000